UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6398

Fidelity New York Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New York AMT Tax-Free Money Market Fund

April 30, 2017

SNM-QTLY-0617
1.800352.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 54.1%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.03% 5/5/17, VRDN (a)	$1,000,000	$1,000,000
Arizona - 0.4%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.94% 5/5/17, VRDN (a)	3,950,000	3,950,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.98% 5/5/17, VRDN (a)	300,000	300,000
Georgia - 0.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 1.17% 5/1/17, VRDN (a)	5,000,000	5,000,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 1.17% 5/1/17, VRDN (a)	1,000,000	1,000,000
		6,000,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.07% 5/5/17, VRDN (a)	500,000	500,000
Series I, 1.07% 5/5/17, VRDN (a)	200,000	200,000
		700,000
Louisiana - 0.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.05% 5/5/17, VRDN (a)	3,600,000	3,600,000
Series 2010 B1, 1.06% 5/5/17, VRDN (a)	600,000	600,000
		4,200,000
New York - 51.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 1.03% 5/5/17, LOC Bank of America NA, VRDN (a)	1,405,000	1,405,000
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 0.95% 5/5/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	675,000	675,000
FHLMC New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Bruckner by the Bridge Proj.) Series 2008 A, 0.89% 5/5/17, LOC Freddie Mac, VRDN (a)	1,900,000	1,900,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.93% 5/5/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,145,000	3,145,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.91% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	5,550,000	5,550,000
Nassau Health Care Corp. Rev. Series 2009 D1, 0.92% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	8,800,000	8,800,000
New York City Gen. Oblig.:
Series 2004 A3, 0.94% 5/5/17, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	17,540,000	17,540,000
Series 2008, 0.89% 5/1/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	7,700,000	7,700,000
Series 2012 G3, 0.9% 5/5/17 (Liquidity Facility Citibank NA), VRDN (a)	10,200,000	10,200,000
Series 2015 F4, 0.92% 5/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	41,855,000	41,855,000
Series 2017 A, 0.9% 5/5/17 (Liquidity Facility Citibank NA), VRDN (a)	1,950,000	1,950,000
Series D5, 0.91% 5/5/17, LOC PNC Bank NA, VRDN (a)	4,200,000	4,200,000
Series J8, 0.92% 5/5/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	19,900,000	19,900,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.89% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	3,700,000	3,700,000
Series 2008 E, 0.91% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	2,425,000	2,425,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2009 A, 0.93% 5/5/17, LOC Freddie Mac, VRDN (a)	19,550,000	19,550,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.87% 5/5/17, LOC Bank of America NA, VRDN (a)	1,250,000	1,250,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 B2, 0.89% 5/5/17 (Liquidity Facility Royal Bank of Canada), VRDN (a)	3,000,000	3,000,000
Series 2008 BB3, 0.89% 5/5/17 (Liquidity Facility Royal Bank of Canada), VRDN (a)	1,600,000	1,600,000
Series 2014 AA, 0.9% 5/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	11,500,000	11,500,000
Series F2, 0.92% 5/5/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,325,000	1,325,000
New York City Transitional Fin. Auth. Rev.:
Series 1999 A2, 0.92% 5/5/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,000,000	3,000,000
Series 2001 A, 0.92% 5/5/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,200,000	10,200,000
Series 2003 1A, 0.93% 5/5/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	14,450,000	14,450,000
Series 2003 A2, 0.9% 5/1/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	17,600,000	17,600,000
Series 2003 A3, 0.9% 5/5/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	2,200,000	2,200,000
Subseries F5, 0.86% 5/5/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	10,000,000	10,000,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.93% 5/5/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,245,000	3,245,000
(Mental Health Svcs. Facilities Impt. Proj.) Series 2003 D2H, 0.9% 5/5/17, LOC Royal Bank of Canada, VRDN (a)	1,300,000	1,300,000
(Univ. of Rochester Proj.):
Series 2006 B1, 0.9% 5/5/17, LOC Barclays Bank PLC, VRDN (a)	4,560,000	4,560,000
Series 2008 A1, 0.9% 5/5/17, LOC Barclays Bank PLC, VRDN (a)	2,700,000	2,700,000
New York Hsg. Fin. Agcy. Rev.:
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.94% 5/5/17, LOC Bank of America NA, VRDN (a)	14,200,000	14,200,000
(88 Leonard Street Proj.) Series 2005 A, 0.92% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	18,700,000	18,700,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.9% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	4,565,000	4,565,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.92% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	16,725,000	16,725,000
Series 2009 A, 0.97% 5/5/17, LOC Fannie Mae, VRDN (a)	25,000,000	25,000,000
Series 2010 A:
0.96% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,500,000	4,500,000
0.96% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,915,000	20,915,000
Series 2012 A, 0.9% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	1,845,000	1,845,000
Series 2013 A:
0.9% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	6,845,000	6,845,000
0.92% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	23,770,000	23,770,000
0.93% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	6,800,000	6,800,000
Series 2013 A2, 0.93% 5/5/17, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
Series 2013 A3, 0.9% 5/5/17, LOC Bank of America NA, VRDN (a)	19,700,000	19,700,000
Series 2014 A:
0.9% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
0.93% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	8,200,000	8,200,000
0.93% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	18,600,000	18,600,000
Series 2015 A, 0.91% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	15,200,000	15,200,000
Series 2015 A2, 0.98% 5/5/17, LOC Bank of New York, New York, VRDN (a)	18,850,000	18,850,000
New York Local Govt. Assistance Corp. Series 2008 B7V, 0.92% 5/5/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	19,650,000	19,650,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2016, 0.89% 5/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,700,000	2,700,000
New York Metropolitan Trans. Auth. Rev.:
Series 2015 E, 0.97% 5/5/17, LOC Bank of The West San Francisco, VRDN (a)	975,000	975,000
Series 2015 E2, 0.91% 5/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	6,500,000	6,500,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A3, 0.94% 5/5/17, LOC Mizuho Bank Ltd., VRDN (a)	9,800,000	9,800,000
New York State Hsg. Fin. Agcy. Rev. Series 2016 A:
0.89% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	1,100,000	1,100,000
0.93% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	3,250,000	3,250,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 C, 0.91% 5/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,400,000	2,400,000
Series 2005 B3, 0.91% 5/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	12,000,000	12,000,000
Westchester County Indl. Agcy. Rev. Series 2001, 1.07% 5/5/17, LOC RBS Citizens NA, VRDN (a)	905,000	905,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.89% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	8,575,000	8,575,000
		534,195,000
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey:
Series 1997 1, 0.95% 5/30/17, VRDN (a)(b)	2,500,000	2,500,000
Series 1997 2, 0.95% 5/30/17, VRDN (a)(b)	3,800,000	3,800,000
		6,300,000
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 1.1% 5/5/17, LOC Bank of America NA, VRDN (a)	2,710,000	2,710,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $559,355,000)		559,355,000

Tender Option Bond - 15.3%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, 0.98% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	800,000	800,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.1% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	300,000	300,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	800,000	800,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.05% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	245,000	245,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.09% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200,000	200,000
New York - 14.6%
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters16 XX1025, 0.98% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600,000	1,600,000
City of New York Gen. Oblig. Bonds Participating VRDN Series XM 03 53, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Dutchess County Local Dev. Corp. Participating VRDN Series XF 23 43, 0.98% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,700,000	10,700,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 0.98% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,400,000	2,400,000
New York City Gen. Oblig. Participating VRDN:
Series MS 3361, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000,000	5,000,000
Series Putters 3118, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,185,000	5,185,000
Series ROC II R 14045, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN:
Series XM 02 86, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,875,000	1,875,000
Series ZF 23 15, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,965,000	1,965,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0097, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	895,000	895,000
Series 15 XF0129, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,700,000	1,700,000
Series 2017 03, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	2,100,000	2,100,000
Series EGL 2017 06, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	1,400,000	1,400,000
Series Floaters 3129, 0.93% 5/5/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,900,000	2,900,000
Series MS 00 3387, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series MS 3373, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,000,000	1,000,000
Series Putters 15 XM0002, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,705,000	4,705,000
Series ROC II R 11916, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	2,030,000	2,030,000
Series XG 0112, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800,000	1,800,000
Series XM 03 56, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series XX 1046, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	900,000	900,000
New York City Transitional Fin. Auth. Participating VRDN Series Floaters XM 03 70, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series MS 3414, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XM0086, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
Series 16 XF0396, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
Series 16 XF2215, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	686,500	686,500
Series 2014 XM0029, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,900,000	3,900,000
Series Floaters XM 04 38, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000,000	1,000,000
Series Floaters XM 04 60, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series MS 3360, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,130,000	3,130,000
Series MS 3393, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,890,000	2,890,000
Series Putters 4043, 0.99% 5/1/17 (Liquidity Facility JPMorgan Chase & Co.)(a)(c)	3,130,000	3,130,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	1,400,000	1,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.98% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,400,000	6,400,000
Series 16 ZF0423, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	210,000	210,000
Series 2014 XF 0012, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,600,000	6,600,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, 1.2%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,700,000	1,700,000
Participating VRDN Series 16 ZF0421, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,200,000	1,200,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XM0215, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,455,000	4,455,000
Series Floaters ZF 05 07, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,930,000	1,930,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,555,000	7,555,000
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 0.93% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,190,000	1,190,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0139, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,340,000	3,340,000
Series 16 ZM0174, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	600,000	600,000
New York State Thruway Auth. Participating VRDN Series Floaters XF 22 28, 0.98% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	633,000	633,000
NY Util. Debt Securitization Auth. Participating VRDN Series Floaters ZF 05 10, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335,000	3,335,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 0.97% 5/5/17 (Liquidity Facility Bank of America NA) (a)(c)	700,000	700,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,605,000	5,605,000
Series 16 XL0003, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000,000	1,000,000
Series MS 3083, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,975,000	6,975,000
Series XF 23 99, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,495,000	2,495,000
Series XM 04 76, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000,000	1,000,000
Util. Debt Securitization Auth. Participating VRDN Series Floaters ZM 04 62, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	900,000	900,000
		150,614,500
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 XF2163, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	2,440,000	2,440,000
Series Floaters ZM 04 10, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	500,000	500,000
Series ROC II R 14077, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	1,085,000	1,085,000
		4,025,000
Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.12% 6/9/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400,000	400,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.05% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	680,000	680,000
TOTAL TENDER OPTION BOND
(Cost $158,064,500)		158,064,500

Other Municipal Security - 19.6%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.01%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	595,000	595,000
Series 2010 A2, 1.01%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	2,295,000	2,295,000
		2,890,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds ( Louisville Gas & Elec. Co. Proj.) 0.87% tender 5/2/17, CP mode	800,000	800,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1993 B, 1% tender 5/4/17, CP mode	700,000	700,000
Series 2017 A, 1.05% tender 6/9/17, CP mode	800,000	800,000
Series 2017, 1.05% tender 5/31/17, CP mode	1,800,000	1,800,000
		3,300,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds ( New England Pwr. Co. Proj.) 1% tender 5/11/17, CP mode	1,300,000	1,300,000
New York - 18.3%
Babylon Union Free School District TAN Series 2016, 2% 6/23/17	1,300,000	1,301,877
Beacon BAN Series 2016 A, 2% 5/26/17	800,000	800,674
Bedford Central School District BAN Series 2016, 2% 7/14/17	1,685,318	1,689,282
Burnt Hills Ballston Lake NY BAN Series 2016, 2% 6/23/17	3,525,167	3,531,156
Central Islip Union Free School District TAN Series 2016, 1.5% 6/27/17	3,000,000	3,002,898
Connetquot Central School District BAN Series 2016, 2% 9/1/17	2,200,000	2,206,723
Elwood Union Free School District TAN Series 2016, 1.5% 6/23/17	2,100,000	2,101,790
Guilderland Central School District BAN Series 2016 A, 1% 6/30/17	5,000,000	4,999,091
Hampton Bays Union Free School District:
BAN Series 2016, 2% 6/22/17	1,900,000	1,903,168
TAN Series 2016, 2% 6/20/17	1,300,000	1,302,047
Harborfields Central School District Greenlawn BAN Series 2016, 1.95% 9/7/17	1,200,000	1,203,965
Herricks Union Free School District TAN Series 2016, 1.5% 6/23/17	1,200,000	1,201,040
Jericho Union Free School District TAN Series 2016, 1.75% 6/23/17	1,400,000	1,401,537
Kenmore-Tonawanda Union Free School District BAN Series 2016, 2% 6/15/17	3,376,845	3,381,581
Kings Park Central School District TAN Series 2016, 1.5% 6/23/17	2,600,000	2,602,516
Lancaster Central School District BAN Series 2016 A, 2% 6/15/17	2,575,970	2,579,718
Liverpool Central School District Gen. Oblig. BAN Series 2016 A, 2% 6/29/17	700,000	701,256
Mattitcuk-Cutchogue Union Free School District TAN 2% 6/28/17	1,500,000	1,502,610
New Windsor N Y BAN 2.25% 3/29/18	3,200,000	3,228,437
New York City Gen. Oblig. Bonds:
2014 Subseries 1:
5% 8/1/17	900,000	909,284
5% 8/1/17 (Escrowed to Maturity)	100,000	101,032
Series 2010 E, 5% 8/1/17	1,700,000	1,717,296
Series 2014 E, 5% 8/1/17	2,100,000	2,121,306
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds Series 2009 S2, 5% 7/15/17	1,400,000	1,411,689
New York City Trust For Cultural Bonds (American Museum of Natural History Proj.):
Series 2014 B1, 1%, tender 10/6/17(a)	8,800,000	8,800,000
Series 2014 B2, 0.95%, tender 1/5/18(a)	2,800,000	2,800,000
New York Dorm. Auth. Revs.:
Bonds:
Series 2007, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	5,425,000	5,462,389
Series 2008 B, 5% 7/1/17	1,380,000	1,389,418
Series 98, 0.8% 5/18/17, CP	1,300,000	1,300,000
0.92% 6/15/17, CP	5,400,000	5,400,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2002 B, 1.65% 11/1/17 (a)	4,000,000	4,008,042
New York Pwr. Auth.:
Series 1:
0.95% 5/8/17, CP	9,900,000	9,900,000
0.96% 6/6/17, CP	9,998,000	9,998,000
Series 2:
0.81% 6/1/17, CP	8,000,000	8,000,000
0.81% 6/5/17, CP	7,441,000	7,441,000
0.85% 5/2/17, CP	2,200,000	2,200,000
0.85% 5/15/17, CP	10,000,000	10,000,000
Series 2017, 0.96% 6/6/17, CP	2,600,000	2,600,000
New York Urban Dev. Corp. Rev. Bonds:
Series 2008 D, 5.25% 1/1/18	7,900,000	8,116,601
Series 2010 A2, 5% 1/1/18	5,300,000	5,436,532
Nyack NY Union Free School District BAN Series 2016, 2% 6/23/17	2,300,000	2,303,907
Patchogue Medford Union Free School District TAN Series 2016, 1.5% 6/23/17	5,000,000	5,004,265
Riverhead Central School District:
BAN Series 2016, 2% 9/15/17	600,000	602,365
TAN Series 2016, 1.5% 6/27/17	3,300,000	3,303,491
Sayville Union Free School District TAN 2% 6/27/17	3,000,000	3,004,970
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/17	1,200,000	1,204,176
Tonawanda Town BAN Series 2016, 2% 8/31/17	6,000,000	6,017,210
Wappingers Central School District BAN Series 2016 C, 2% 7/7/17	4,300,000	4,307,322
Webster Central School District BAN Series 2016, 2% 6/30/17	1,400,000	1,402,601
West Islip Union Free School District:
BAN Series 2016, 2% 7/26/17	900,000	902,396
TAN Series 2016, 2% 6/23/17	3,600,000	3,606,425
Westchester County Gen. Oblig.:
BAN Series 2016 A, 2% 12/15/17	8,500,000	8,544,070
TAN Series 2017, 1.5% 5/26/17	4,430,000	4,432,325
Westhampton Beach Union Free School District TAN 2% 6/27/17	4,000,000	4,007,316
Whitesboro Central School District BAN Series 2016:
0.85% 6/30/17	500,000	499,958
2% 6/30/17	1,000,000	1,001,742
		189,898,494
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Series B:
0.75% 5/9/17, CP	1,900,000	1,900,000
0.94% 7/6/17, CP	3,200,000	3,200,000
		5,100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $203,288,494)		203,288,494
	Shares	Value

Investment Company - 10.6%
Fidelity Tax-Free Cash Central Fund, 0.93% (e)(f)
(Cost $109,703,312)	109,697,078	109,703,312
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $1,030,411,306)		1,030,411,306
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,784,767
NET ASSETS - 100%		$1,034,196,073

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,000,000 or 0.8% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $400,000 or 0.0% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New York Dorm. Auth. Revs. Bonds Series WF 113C, 1.2%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$1,700,000
Port Auth. of New York & New Jersey Series 1997 1, 0.95% 5/30/17, VRDN	10/14/14 - 11/16/15	$2,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.95% 5/30/17, VRDN	1/3/13 - 9/12/14	$3,800,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$157,215
Total	$157,215

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At April 30, 2017 the cost for Federal Income Tax Purposes was $1,030,411,306.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New York Municipal Money Market Fund

April 30, 2017

NFS-QTLY-0617
1.800344.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 26.7%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.1% 5/5/17, VRDN (a)(b)	$3,200,000	$3,200,000
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.94% 5/5/17, VRDN (a)	2,800,000	2,800,000
Arkansas - 1.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.1% 5/5/17, VRDN (a)(b)	1,600,000	1,600,000
Series 2002, 1.09% 5/5/17, VRDN (a)(b)	1,000,000	1,000,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.06% 5/5/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	24,500,000	24,500,000
		27,100,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1.08% 5/1/17, VRDN (a)(b)	600,000	600,000
Series 1988, 1.08% 5/1/17, VRDN (a)(b)	1,800,000	1,800,000
Series 1993 C, 0.98% 5/5/17, VRDN (a)	1,000,000	1,000,000
Series 1994, 1.08% 5/1/17, VRDN (a)(b)	1,000,000	1,000,000
Series 1999 B, 1.01% 5/5/17, VRDN (a)(b)	1,100,000	1,100,000
		5,500,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.05% 5/5/17, VRDN (a)(b)	2,700,000	2,700,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.07% 5/5/17, VRDN (a)	1,500,000	1,500,000
Series I, 1.07% 5/5/17, VRDN (a)	700,000	700,000
		4,900,000
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.98% 5/5/17, VRDN (a)(b)	2,000,000	2,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.05% 5/5/17, VRDN (a)	1,600,000	1,600,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.1% 5/5/17, VRDN (a)(b)	3,200,000	3,200,000
New York - 24.1%
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 0.95% 5/5/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	4,485,000	4,485,000
FHLMC New York Hsg. Fin. Agcy. Rev.:
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.94% 5/5/17, LOC Freddie Mac, VRDN (a)(b)	11,800,000	11,800,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.94% 5/5/17, LOC Freddie Mac, VRDN (a)(b)	14,700,000	14,700,000
FNMA New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, 0.94% 5/5/17, LOC Fannie Mae, VRDN (a)(b)	37,200,000	37,200,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.93% 5/5/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	2,320,000	2,320,000
Monroe County Indl. Dev. Agcy. Rev. (Klein Steel Proj.) 1.3% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,800,000	4,800,000
New York City Gen. Oblig.:
Series 2004 A3, 0.94% 5/5/17, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	32,060,000	32,060,000
Series 2015 F4, 0.92% 5/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,720,000	19,720,000
Series J8, 0.92% 5/5/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,000,000	6,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beacon Mews Dev. Proj.) Series 2006 A, 0.94% 5/5/17, LOC Citibank NA, VRDN (a)(b)	23,500,000	23,500,000
(Granite Terrace Apts. Proj.) Series A, 0.93% 5/5/17, LOC Citibank NA, VRDN (a)(b)	4,060,000	4,060,000
(Manhattan Court Dev. Proj.) Series A, 0.93% 5/5/17, LOC Citibank NA, VRDN (a)(b)	1,000,000	1,000,000
(Related-Upper East Proj.) Series A, 0.94% 5/5/17, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	57,000,000	57,000,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.95% 5/5/17, LOC Lloyds Bank PLC, VRDN (a)(b)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (U.S.A. Waste Svcs. Proj.) 0.91% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,600,000	18,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2015 BB3, 0.91% 5/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	1,875,000	1,875,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.93% 5/5/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	15,275,000	15,275,000
(Univ. of Rochester Proj.):
Series 2006 B1, 0.9% 5/5/17, LOC Barclays Bank PLC, VRDN (a)	6,000,000	6,000,000
Series 2008 A1, 0.9% 5/5/17, LOC Barclays Bank PLC, VRDN (a)	5,080,000	5,080,000
New York Hsg. Fin. Agcy. Rev.:
(88 Leonard Street Proj.) Series 2005 A, 0.92% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,600,000	5,600,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 0.94% 5/5/17, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(East 39th Street Hsg. Proj.) Series 2000 A, 0.94% 5/5/17, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.96% 5/5/17, LOC Freddie Mac, VRDN (a)(b)	27,500,000	27,500,000
Series 2010 A:
0.96% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,500,000	2,500,000
0.96% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	38,300,000	38,300,000
Series 2013 A, 0.93% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	18,400,000	18,400,000
Series 2014 A, 0.91% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,250,000	1,250,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2016, 0.89% 5/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	7,200,000	7,200,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D1, 0.87% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,415,000	4,415,000
Series 2015 E, 0.97% 5/5/17, LOC Bank of The West San Francisco, VRDN (a)	10,735,000	10,735,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.93% 5/5/17, LOC Mizuho Bank Ltd., VRDN (a)(b)	7,500,000	7,500,000
Series 2004 C2, 0.96% 5/5/17, LOC Mizuho Bank Ltd., VRDN (a)(b)	33,000,000	33,000,000
Series 2004 C3, 0.94% 5/5/17, LOC Mizuho Bank Ltd., VRDN (a)(b)	33,000,000	33,000,000
Series 2010 A2, 0.96% 5/5/17, LOC Bank of Nova Scotia, VRDN (a)(b)	37,800,000	37,800,000
Series 2010 A, 0.94% 5/5/17, LOC Bank of Nova Scotia, VRDN (a)(b)	40,200,000	40,200,000
New York State Hsg. Fin. Agcy. Rev. (33 Bond Street LLC. Proj.) Series 2016 A, 0.91% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	8,000,000	8,000,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 1.3% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,745,000	1,745,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 1.15% 5/5/17, LOC Citibank NA, VRDN (a)(b)	330,000	330,000
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, 0.91% 5/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,500,000	1,500,000
Westchester County Indl. Agcy. Rev. Series 2001, 1.07% 5/5/17, LOC RBS Citizens NA, VRDN (a)	4,525,000	4,525,000
		645,975,000
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
Series 1991 2, 0.98% 5/30/17, VRDN (a)(b)(c)	6,400,000	6,400,000
Series 1992 2, 0.95% 5/30/17, VRDN (a)(c)	500,000	500,000
Series 1997 1, 0.95% 5/30/17, VRDN (a)(c)	500,000	500,000
Series 1997 2, 0.95% 5/30/17, VRDN (a)(c)	1,500,000	1,500,000
		8,900,000
Texas - 0.0%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.01% 5/5/17 (Total SA Guaranteed), VRDN (a)(b)	1,000,000	1,000,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 5/5/17, VRDN (a)(b)	4,800,000	4,800,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.15% 5/5/17, VRDN (a)(b)	5,400,000	5,400,000
		10,200,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 1.01% 5/5/17, VRDN (a)(b)	800,000	800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $717,175,000)		717,175,000

Tender Option Bond - 33.3%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, 0.98% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,300,000	2,300,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.1% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	900,000	900,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,200,000	2,200,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.05% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,700,000	1,700,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.09% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,100,000	1,100,000
New York - 29.6%
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters16 XX1025, 0.98% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,300,000	8,300,000
Dorm. Auth. New York Univ. Rev. Participating VRDN Series 2017 XG 0114, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,880,000	3,880,000
Dutchess County Local Dev. Corp. Participating VRDN Series XF 23 43, 0.98% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	47,220,000	47,220,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 0.98% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,600,000	7,600,000
New York City Gen. Oblig. Participating VRDN:
Series 15 XF0092, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,175,000	14,175,000
Series 15 ZF0197, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series 15 ZF0201, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,435,000	3,435,000
Series 2015 ZF0206, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,700,000	2,700,000
Series BC 13 19U, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,210,000	5,210,000
Series MS 3324, 0.93% 5/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.) (a)(d)	6,650,000	6,650,000
Series Putters 3118, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,180,000	5,180,000
Series ROC II R 14045, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	11,350,000	11,350,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN:
Series XM 02 86, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,875,000	1,875,000
Series ZF 23 15, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,610,000	9,610,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0097, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,555,000	5,555,000
Series 15 XF0128, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,940,000	8,940,000
Series 15 XF0129, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	23,535,000	23,535,000
Series 16 XM0145, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,000,000	9,000,000
Series 16 ZF0420, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,675,000	14,675,000
Series 16 ZF0449, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,055,000	7,055,000
Series 16 ZM0161, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,265,000	8,265,000
Series 2015 ZF0207, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000,000	4,000,000
Series 2017 03, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	6,230,000	6,230,000
Series 2017 ZM 0495, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,000,000	3,000,000
Series EGL 2017 06, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	4,255,000	4,255,000
Series Floaters 3129, 0.93% 5/5/17 (Liquidity Facility Cr. Suisse AG) (a)(d)	17,850,000	17,850,000
Series Floaters XM 03 83, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,715,000	4,715,000
Series Floaters XM 04 36, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000,000	5,000,000
Series Floaters ZF 05 31, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,025,000	13,025,000
Series MS 3274 X, 0.96% 5/5/17 (Liquidity Facility Bank of America NA) (a)(d)	7,980,000	7,980,000
Series MS 3362, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000
Series MS 3373, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,980,000	5,980,000
Series Putters 15 XM0002, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	24,920,000	24,920,000
Series ROC II R 11916, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	4,995,000	4,995,000
Series ROC II R 11966, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	10,000,000	10,000,000
Series XG 0112, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000,000	1,000,000
Series XX 1046, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,875,000	6,875,000
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters 16 ZF0515, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,250,000	1,250,000
Series XF 23 18, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,800,000	5,800,000
Series XM 03 03, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,500,000	4,500,000
Series XM 03 51, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,240,000	3,240,000
Series XM 03 57, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series 16 XM0195, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335,000	3,335,000
Series Floaters ZF 02 75, 0.95% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,385,000	2,385,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XF0080, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,865,000	5,865,000
Series 15 XM0086, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series 16 XF2215, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	4,313,500	4,313,500
Series 2014 XM0029, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,670,000	8,670,000
Series 2015 ZF0185, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,250,000	6,250,000
Series Floaters XM 04 22, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,650,000	10,650,000
Series Floaters XM 04 39, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,240,000	3,240,000
Series MS 3358, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,165,000	5,165,000
Series MS 3399, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,115,000	2,115,000
Series Putters 4043, 0.99% 5/1/17 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	9,585,000	9,585,000
Series ROC II R 11902, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	2,200,000	2,200,000
Series ROC II R 11994, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	8,880,000	8,880,000
Series ROC II R 14082, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	6,380,000	6,380,000
0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,850,000	3,850,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	8,400,000	8,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.98% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	36,085,000	36,085,000
Series 16 ZF0423, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,120,000	1,120,000
Series 2014 XF 0012, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,730,000	6,730,000
Series Floaters XF 05 25, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,675,000	12,675,000
Series MS 3275, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	10,000,000	10,000,000
Series ROC II R 11984, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,865,000	6,865,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, 1.2%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	11,000,000	11,000,000
Participating VRDN:
ROC II R 11944, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	12,400,000	12,400,000
Series 16 XM 02 54, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series 16 ZF0421, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,575,000	7,575,000
Series Floaters XM 03 67, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,000,000	6,000,000
Series ROC II R 11955, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	9,000,000	9,000,000
Series ROC II R 11975, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	7,590,000	7,590,000
Series XF 0291, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,000,000	15,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XL0002, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,100,000	4,099,990
Series 16 XM0215, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,005,000	2,005,000
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 0.93% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	6,690,000	6,690,000
New York Liberty Dev. Corp. Participating VRDN 0.95% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	30,000,000	30,000,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 16 ZM0174, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,045,000	4,045,000
Series 2015 ZF0209, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,250,000	5,250,000
New York State Envir. Facilities Corp. Participating VRDN Series XF 23 44, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	3,500,000	3,500,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	16,800,000	16,800,000
New York State Thruway Auth. Participating VRDN Series Floaters XF 22 28, 0.98% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,367,000	3,367,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	8,080,000	8,080,000
New York Trans. Dev. Corp. Participating VRDN:
Series Floaters XF 23 96, 0.99% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	7,975,000	7,975,000
Series Floaters XX 10 38, 1.02% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	7,000,000	7,000,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 0.97% 5/5/17 (Liquidity Facility Bank of America NA) (a)(d)	4,300,000	4,300,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
Series 16 XL0003, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,950,000	8,950,000
Series RBC 16 ZM 0138, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,500,000	2,500,000
Series RBC 16 ZM 0139, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,500,000	3,500,000
Series ROC II R11934, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	9,450,000	9,450,000
Series XF 0289, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	36,735,000	36,735,000
Series XF 05 36, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,500,000	1,500,000
Series XM 04 76, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,195,000	3,195,000
Triborough Bridge and Tunnel Auth. Participating VRDN:
Series XM 03 40, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,800,000	5,800,000
Series XM 03 41, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000,000	3,000,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,700,000	6,700,000
Series Floaters ZM 04 56, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series Floaters ZM 04 62, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,100,000	3,100,000
		793,640,490
New York And New Jersey - 3.2%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF2211, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,150,000	3,150,000
Series 16 XM0211, 0.98% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,700,000	3,700,000
Series 16 ZF0326, 0.98% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,415,000	5,415,000
Series 16 ZF0367, 0.98% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	985,000	985,000
Series 16 ZM0160, 0.95% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	7,700,000	7,700,000
Series Floaters YX 10 34, 0.98% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	1,600,000	1,600,000
Series Floaters ZF 02 69, 1% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	2,200,000	2,200,000
Series Floaters ZM 04 10, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,755,000	1,755,000
Series MS 15 ZM0099, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,100,000	1,100,000
Series MS 3249, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,500,000	3,500,000
Series Putters 14 0002, 0.98% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	8,885,000	8,885,000
Series Putters 14 0010, 0.98% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,665,000	6,665,000
Series Putters 15 XM013, 0.98% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,500,000	6,500,000
Series ROC 14086, 0.96% 5/5/17 (Liquidity Facility Citibank NA) (a)(b)(d)	4,100,000	4,100,000
Series ROC II R 11715, 0.96% 5/5/17 (Liquidity Facility Citibank NA) (a)(b)(d)	11,250,000	11,250,000
Series ROC II R 14077, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(d)	2,585,000	2,585,000
Series TD 0013, 0.97% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	5,120,000	5,120,000
Series XG 00 37, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	9,600,000	9,600,000
		85,810,000
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.12% 6/9/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,200,000	1,200,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.05% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,675,000	3,675,000
TOTAL TENDER OPTION BOND
(Cost $892,525,490)		892,525,490

Other Municipal Security - 29.2%
Georgia - 1.0%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.01%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	18,130,000	18,130,000
Series 2010 A2, 1.01%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	8,295,000	8,295,000
		26,425,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1993 B, 1% tender 5/4/17, CP mode	2,000,000	2,000,000
Series 2017 A, 1.05% tender 6/9/17, CP mode	2,000,000	2,000,000
Series 2017, 1.05% tender 5/31/17, CP mode	4,900,000	4,900,000
		8,900,000
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
( New England Pwr. Co. Proj.):
Series 2017 A:
1.1% tender 6/2/17, CP mode (b)	5,700,000	5,700,000
1.1% tender 6/9/17, CP mode (b)	2,000,000	2,000,000
1% tender 5/11/17, CP mode	3,500,000	3,500,000
(New England Pwr. Co. Proj.) Series A-1, 1.05% tender 5/11/17, CP mode (b)	5,500,000	5,500,000
		16,700,000
New York - 21.6%
Babylon Union Free School District TAN Series 2016, 2% 6/23/17	5,700,000	5,708,228
Beacon BAN Series 2016 A, 2% 5/26/17	5,079,910	5,084,190
Burnt Hills Ballston Lake NY BAN Series 2016, 2% 6/23/17	21,800,000	21,837,036
Central Islip Union Free School District TAN Series 2016, 1.5% 6/27/17	13,000,000	13,012,559
Connetquot Central School District BAN Series 2016, 2% 9/1/17	8,300,000	8,325,364
Elwood Union Free School District TAN Series 2016, 1.5% 6/23/17	10,900,000	10,909,293
Guilderland Central School District BAN Series 2016 A, 1% 6/30/17	13,000,000	12,997,636
Hampton Bays Union Free School District:
BAN Series 2016, 2% 6/22/17	11,611,250	11,630,608
TAN Series 2016, 2% 6/20/17	8,000,000	8,012,598
Harborfields Central School District Greenlawn BAN Series 2016, 1.95% 9/7/17	3,400,000	3,411,234
Herricks Union Free School District TAN Series 2016, 1.5% 6/23/17	5,800,000	5,805,026
Jericho Union Free School District TAN Series 2016, 1.75% 6/23/17	7,100,000	7,107,794
Kenmore-Tonawanda Union Free School District BAN Series 2016, 2% 6/15/17	20,800,000	20,829,175
Kings Park Central School District TAN Series 2016, 1.5% 6/23/17	13,150,000	13,162,727
Lancaster Central School District BAN Series 2016 A, 2% 6/15/17	16,000,000	16,023,277
Liverpool Central School District Gen. Oblig. BAN Series 2016 A, 2% 6/29/17	4,200,000	4,207,536
Mattitcuk-Cutchogue Union Free School District TAN 2% 6/28/17	7,700,000	7,713,398
New Windsor N Y BAN 2.25% 3/29/18	9,175,000	9,256,535
New York City Gen. Oblig. Bonds:
Series 2010 E, 5% 8/1/17	5,910,000	5,970,129
Series 2014 E, 5% 8/1/17	7,445,000	7,520,534
Series 2015 A:
5% 8/1/17	1,645,000	1,661,923
5% 8/1/17 (Escrowed to Maturity)	105,000	106,080
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds Series 2009 S2, 5% 7/15/17	4,935,000	4,976,204
New York City Trust For Cultural Bonds:
( American Museum Natural History Proj.) Series 2014 B2, 0.95%, tender 5/4/17(a)	7,450,000	7,450,000
(American Museum of Natural History Proj.) Series 2014 B1, 1%, tender 10/6/17 (a)	29,800,000	29,800,000
New York Dorm. Auth. Revs.:
Bonds Series 2008 B, 5% 7/1/17	5,000,000	5,034,123
Series 98, 0.8% 5/18/17, CP	3,700,000	3,700,000
0.92% 6/15/17, CP	14,600,000	14,600,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2002 B, 1.65% 11/1/17 (a)	14,000,000	14,028,147
New York Pwr. Auth.:
Series 1:
0.95% 5/8/17, CP	27,400,000	27,400,000
0.96% 6/6/17, CP	27,600,000	27,600,000
Series 2:
0.81% 6/1/17, CP	27,900,000	27,900,000
0.81% 6/5/17, CP	21,900,000	21,900,000
0.85% 5/2/17, CP	6,151,000	6,151,000
Series 2017, 0.96% 6/6/17, CP	7,400,000	7,400,000
New York Urban Dev. Corp. Rev. Bonds:
Series 2008 D, 5.25% 1/1/18	28,240,000	29,014,282
Series 2010 A2, 5% 1/1/18	18,975,000	19,463,810
Nyack NY Union Free School District BAN Series 2016, 2% 6/23/17	13,900,000	13,923,615
Patchogue Medford Union Free School District TAN Series 2016, 1.5% 6/23/17	25,000,000	25,021,326
Riverhead Central School District:
BAN Series 2016, 2% 9/15/17	2,961,000	2,972,670
TAN Series 2016, 1.5% 6/27/17	17,200,000	17,218,198
Sayville Union Free School District TAN 2% 6/27/17	8,475,000	8,489,039
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/17	5,075,000	5,092,733
Wappingers Central School District BAN Series 2016 C, 2% 7/7/17	15,700,000	15,726,734
Webster Central School District BAN Series 2016, 2% 6/30/17	8,315,105	8,330,551
West Islip Union Free School District:
BAN Series 2016, 2% 7/26/17	5,100,000	5,113,579
TAN Series 2016, 2% 6/23/17	21,400,000	21,438,194
Westhampton Beach Union Free School District TAN 2% 6/27/17	800,000	801,167
Whitesboro Central School District BAN Series 2016:
0.85% 6/30/17	2,500,000	2,499,792
2% 6/30/17	5,900,000	5,910,281
		579,248,325
New York And New Jersey - 5.4%
Port Auth. of New York & New Jersey:
Bonds Series 197, 4% 11/15/17 (b)	14,100,000	14,327,716
Series 2017 A, 0.97% 7/5/17, CP (b)	16,900,000	16,900,000
Series A:
0.75% 5/17/17, CP (b)	15,155,000	15,155,000
0.76% 5/25/17, CP (b)	9,400,000	9,400,000
0.77% 5/11/17, CP (b)	16,800,000	16,800,000
0.78% 6/1/17, CP (b)	10,000,000	10,000,000
0.8% 5/3/17, CP (b)	18,125,000	18,125,000
0.83% 6/15/17, CP (b)	10,340,000	10,340,000
0.88% 6/21/17, CP (b)	19,445,000	19,445,000
Series B:
0.75% 5/9/17, CP	5,900,000	5,900,000
0.94% 7/6/17, CP	8,550,000	8,550,000
		144,942,716
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds ( Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1% tender 5/8/17, CP mode (b)	3,000,000	3,000,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2017, 1.1% tender 6/9/17, CP mode (b)	2,400,000	2,400,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $781,616,041)		781,616,041
	Shares	Value

Investment Company - 9.9%
Fidelity Municipal Cash Central Fund, 0.95%(f)(g)
(Cost $265,347,775)	265,347,780	265,347,775
TOTAL INVESTMENT PORTFOLIO - 99.1%
(Cost $2,656,664,306)		2,656,664,306
NET OTHER ASSETS (LIABILITIES) - 0.9%		23,141,231
NET ASSETS - 100%		$2,679,805,537

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,900,000 or 0.7% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,300,000 or 0.1% of net assets.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
New York Dorm. Auth. Revs. Bonds Series WF 113C, 1.2%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$11,000,000
Port Auth. of New York & New Jersey Series 1991 2, 0.98% 5/30/17, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1992 2, 0.95% 5/30/17, VRDN	8/13/15	$500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.95% 5/30/17, VRDN	6/4/14	$500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.95% 5/30/17, VRDN	7/8/13 - 8/9/16	$1,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$338,078
Total	$338,078

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At April 30, 2017 the cost for Federal Income Tax Purposes was $2,656,664,306.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2017